Morgan Lewis &Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

July 17, 2008

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: The Advisors' Inner Circle Fund II: Post-Effective Amendment No. 78 (FILE NOS. 033-50718 AND 811-07102) FILING PURSUANT TO RULE 485(A)

Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 78 ("PEA No. 78") to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA 78 is to introduce two new series to the Trust: the Hancock Horizon Family of Funds Diversified International Fund and the Hancock Horizon Family of Funds Quantitative Long/Short Fund.

Please contact me at (202)-739-5470 with your questions or comments.

Sincerely,

/S/ DIANNE M. SULZBACH
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Dianne M. Sulzbach, Esq.